Intangible Assets (Summary Of Intangible Assets, Net Of Accumulated Amortization Included In The Consolidated Statements) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Beginning balance	$ 141,943,000		$ 134,242,000		$ 133,659,000
Goodwill, Amortization expense	0		0		0
Goodwill, Impairment	0		0		0
Goodwill, Divestitures	0		0		0
Goodwill, Additions	3,989,000	[1]	7,701,000	[1]	583,000
Goodwill, Ending balance	145,932,000		141,943,000		134,242,000
Other Intangible Assets, Beginning Balance	21,988,000	[2]	22,700,000	[2]	26,243,000	[2]
Other Intangible Assets, Amortization expense	4,170,000	[2]	3,912,000	[2]	3,910,000	[2]
Other Intangible Assets, Additions	11,700,000	[2]
Other Intangible Assets, Ending Balance	$ 29,518,000	[2]	$ 21,988,000	[2]	$ 22,700,000	[2]

[1]	See Note 2 - Acquisitions & Divestures for further details regarding goodwill related to acquisitions.
[2]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete.